UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Healthcare Fund	June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.46%✧
Biotechnology – 44.31%
Active Biotech †	9,691	$3,284
Alder Biopharmaceuticals †	75,000	1,185,000
Alexion Pharmaceuticals †	45,000	5,586,750
Alnylam Pharmaceuticals †	41,000	4,038,090
Aralez Pharmaceuticals †	69,667	24,383
Arena Pharmaceuticals †	490,000	21,364,000
Array BioPharma †	670,000	11,242,600
Audentes Therapeutics †	105,100	4,015,871
BioMarin Pharmaceutical †	93,000	8,760,600
Coherus Biosciences †	430,000	6,020,000
Epizyme †	203,200	2,753,360
Foundation Medicine †	80,000	10,936,000
Galmed Pharmaceuticals †	306,010	3,641,519
Genomic Health †	38,000	1,915,200
ImmunoGen †	1,130,000	10,994,900
Incyte †	60,000	4,020,000
Insmed †	70,000	1,655,500
Karyopharm Therapeutics †	338,000	5,742,620
Ligand Pharmaceuticals Class B †	65,000	13,466,050
Loxo Oncology †	68,000	11,796,640
MacroGenics †	80,000	1,652,000
Madrigal Pharmaceuticals †	23,400	6,544,746
MEI Pharma †	260,000	1,024,400
Mirati Therapeutics †	223,630	11,024,959
Momenta Pharmaceuticals †	113,000	2,310,850
MorphoSys †	424,000	51,990,456
Myriad Genetics †	135,000	5,044,950
Nektar Therapeutics †	165,000	8,056,950
Neurocrine Biosciences †	90,000	8,841,600
Portola Pharmaceuticals †	173,000	6,534,210
Regeneron Pharmaceuticals †	36,000	12,419,640
REGENXBIO †	149,000	10,690,750
Regulus Therapeutics †	20,000	13,184
Rigel Pharmaceuticals †	1,600,000	4,528,000
Sarepta Therapeutics †	23,000	3,040,140
Seattle Genetics †	80,000	5,311,200
Spark Therapeutics †	90,000	7,448,400
Syndax Pharmaceuticals †	180,000	1,263,600
TESARO †	215,000	9,561,050
uniQure †	597,000	22,566,600
Vascular Biogenics †	200,000	440,000

NQ-573 [6/18] 8/18 (566770)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Biotechnology (continued)
Vertex Pharmaceuticals †	25,000	$4,249,000
Viking Therapeutics †	330,100	3,132,649
Xencor †	129,191	4,781,359
XOMA †	46,410	969,041
		322,602,101
Blue Chip Medical Products – 34.42%
AbbVie	130,000	12,044,500
Amgen	81,000	14,951,790
AstraZeneca	110,000	7,625,911
AstraZeneca ADR	60,000	2,106,600
Bayer	116,304	12,814,599
Biogen †	2,000	580,480
Boston Scientific †	500,000	16,350,000
Bristol-Myers Squibb	120,000	6,640,800
Chugai Pharmaceutical	600,000	31,486,249
Eli Lilly & Co.	210,000	17,919,300
Express Scripts Holding †	31,700	2,447,557
Gilead Sciences	190,000	13,459,600
GlaxoSmithKline ADR	283,000	11,407,730
Pfizer	525,000	19,047,000
Roche Holding	70,000	15,589,720
Sanofi	215,000	17,236,436
Sanofi ADR	430,000	17,204,300
Smith & Nephew	384,678	7,097,350
Stryker	20,000	3,377,200
UCB	60,000	4,718,379
Zimmer Biomet Holdings	148,000	16,493,120
		250,598,621
Healthcare Services – 11.98%
Aetna	77,000	14,129,500
Anthem	46,000	10,949,380
Cigna	38,500	6,543,075
CVS Health	120,000	7,722,000
DaVita †	170,000	11,804,800
McKesson	102,000	13,606,800
Quest Diagnostics	48,000	5,277,120
UnitedHealth Group	70,000	17,173,800
		87,206,475
Other – 5.18%
Advanced Micro Devices †	360,000	5,396,400
Cia de Minas Buenaventura ADR	115,300	1,571,539
Dean Foods	350,000	3,678,500

2     NQ-573 [6/18] 8/18 (566770)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Other (continued)
Dyax =†	400,000	$444,000
Fannie Mae †	1,000,000	1,420,000
Federal Home Loan Mortgage †	1,030,000	1,637,700
HUYA ADR †	10,000	328,900
NXP Semiconductors †	39,000	4,261,530
SINA †	60,000	5,081,400
Sohu.com ADR †	390,722	13,870,631
		37,690,600
Small- / Mid-Cap Medical Products – 4.57%
Aerie Pharmaceuticals †	5,100	344,505
Halozyme Therapeutics †	500,000	8,435,000
Mylan †	325,000	11,745,500
Perrigo	175,000	12,759,250
		33,284,255
Total Common Stock (cost $545,169,952)		731,382,052

Rights – 0.01%
Ambit Bioscience =†	76,500	45,900
Total Rights (cost $0)		45,900

Total Value of Securities – 100.47%
(cost $545,169,952)		731,427,952

Liabilities Net of Receivables and Other Assets – (0.47%)		(3,415,062)
Net Assets Applicable to 29,700,303 Shares Outstanding – 100.00%		$728,012,890

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-573 [6/18] 8/18 (566770)     3

Notes
Delaware Healthcare Fund	June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

4     NQ-573 [6/18] 8/18 (566770)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 3	Total
Assets:
Common Stock
Biotechnology	$322,602,101	$—	$322,602,101
Blue Chip Medical Products	250,598,621	—	250,598,621
Healthcare Services	87,206,475	—	87,206,475
Other	37,246,600	444,000	37,690,600
Small- / Mid-Cap Medical Products	33,284,255	—	33,284,255
Rights	—	45,900	45,900
Total Value of Securities	$730,938,052	$489,900	$731,427,952

As a result of utilizing international fair value pricing at June 30, 2018, a portion of the common stock in the portfolio was categorized as Level 2.

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-573 [6/18] 8/18 (566770)     5

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-573 [6/18] 8/18 (566770)

Schedule of investments
Delaware Small Cap Growth Fund	June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.60%✧
Consumer Discretionary – 20.17%
Canada Goose Holdings †	5,880	$346,038
Century Communities †	7,055	222,585
Five Below †	2,055	200,794
Malibu Boats Class A †	4,400	184,536
MarineMax †	13,930	263,973
Shake Shack Class A †	2,555	169,090
TopBuild †	2,835	222,094
Weight Watchers International †	7,900	798,690
		2,407,800
Consumer Staples – 7.85%
Boston Beer Class A †	1,615	484,015
National Beverage †	4,245	453,791
		937,806
Financials – 3.81%
LendingTree †	2,130	455,394
		455,394
Healthcare – 35.81%
AMN Healthcare Services †	3,800	222,680
BioTelemetry †	11,875	534,375
Collegium Pharmaceutical †	25,155	599,947
Exelixis †	26,715	574,907
Heska †	1,940	201,353
Neurocrine Biosciences †	5,225	513,304
Nevro †	2,885	230,367
Novocure †	9,355	292,811
Pacira Pharmaceuticals †	18,015	577,381
PetIQ †	3,305	88,772
Sarepta Therapeutics †	3,325	439,499
		4,275,396
Industrials – 3.68%
American Woodmark †	1,015	92,923
SiteOne Landscape Supply †	105	8,817
Trex †	5,400	337,986
		439,726
Information Technology – 28.28%
Care.com †	14,380	300,254
EPAM Systems †	3,350	416,505
Littelfuse	1,490	339,988
LogMeIn	850	87,763
Match Group †	6,680	258,783

NQ-241 [6/18] 8/18 (566778)     1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Information Technology (continued)
MKS Instruments	3,345	$320,117
Monolithic Power Systems	2,595	346,874
Proofpoint †	2,475	285,392
RingCentral Class A †	6,705	471,697
Trade Desk Class A †	5,860	549,668
		3,377,041
Total Common Stock (cost $9,644,957)		11,893,163

	Principal amount°
Short-Term Investments – 0.30%
Discount Note – 0.11%≠
Federal Home Loan Bank 0.776% 7/2/18	13,222	13,222
		13,222
Repurchase Agreements – 0.19%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to be repurchased on 7/2/18,
repurchase price $3,071 (collateralized by US
government obligations 0.00% 7/5/18; market value
$3,132)	3,071	3,071
Bank of Montreal
1.97%, dated 6/29/18, to be repurchased on 7/2/18,
repurchase price $9,213 (collateralized by US
government obligations 0.00%–3.75%
7/19/18–2/15/48; market value $9,396)	9,212	9,212
BNP Paribas
2.00%, dated 6/29/18, to be repurchased on 7/2/18,
repurchase price $10,499 (collateralized by US
government obligations 0.00%–8.75%
8/31/18–8/15/46; market value $10,707)	10,497	10,497
		22,780
Total Short-Term Investments (cost $36,001)		36,002

Total Value of Securities – 99.90%
(cost $9,680,958)		11,929,165

Receivables and Other Assets Net of Liabilities – 0.10%		11,702
Net Assets Applicable to 899,244 Shares Outstanding – 100.00%		$11,940,867

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.

2     NQ-241 [6/18] 8/18 (566778)

(Unaudited)

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-241 [6/18] 8/18 (566778)     3

Notes
Delaware Small Cap Growth Fund	June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Small Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4     NQ-241 [6/18] 8/18 (566778)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$11,893,163	$—	$11,893,163
Short-Term Investments	—	36,002	36,002
Total Value of Securities	$11,893,163	$36,002	$11,929,165

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between level based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-241 [6/18] 8/18 (566778)     5

Schedule of investments
Delaware Smid Cap Growth Fund	June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.97%✧
Consumer Discretionary – 22.22%
Bright Horizons Family Solutions †	131,975	$13,530,077
Burlington Stores †	288,575	43,439,194
Canada Goose Holdings †	755,575	44,465,589
LGI Homes †	574,100	33,142,793
MarineMax †	1,687,525	31,978,599
Shake Shack Class A †	536,825	35,527,079
Weight Watchers International †	864,275	87,378,203
		289,461,534
Consumer Staples – 5.76%
Boston Beer Class A †	160,975	48,244,207
National Beverage †	250,350	26,762,415
		75,006,622
Financials – 3.44%
E*TRADE Financial †	173,000	10,580,680
LendingTree †	159,875	34,181,275
		44,761,955
Healthcare – 30.59%
ABIOMED †	1,068	436,865
Align Technology †	600	205,284
AMN Healthcare Services †	559,650	32,795,490
BioTelemetry †	1,265,825	56,962,125
Collegium Pharmaceutical †	2,267,774	54,086,410
Exelixis †	3,201,275	68,891,438
Neurocrine Biosciences †	583,875	57,359,880
Novocure †	494,825	15,488,023
Pacira Pharmaceuticals †	2,060,925	66,052,646
Sarepta Therapeutics †	349,750	46,229,955
		398,508,116
Industrials – 3.34%
American Woodmark †	319,400	29,241,070
Trex †	227,850	14,261,131
		43,502,201
Technology – 34.62%
Arista Networks †	126,127	32,476,441
Broadridge Financial Solutions	184,600	21,247,460
EPAM Systems †	370,800	46,101,564
LogMeIn	44,050	4,548,163
Match Group †	1,462,900	56,672,746
MKS Instruments	304,325	29,123,903
Monolithic Power Systems	219,125	29,290,439
Proofpoint †	290,500	33,497,555
Splunk †	468,200	46,403,302

NQ-016 [6/18] 8/18 (566763)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Square Class A †	614,775	$37,894,731
Take-Two Interactive Software †	459,750	54,416,010
Trade Desk Class A †	632,150	59,295,670
		450,967,984
Total Common Stock (cost $947,528,255)		1,302,208,412

	Principal amount°
Short-Term Investments – 0.08%
Discount Notes – 0.03%≠
Federal Home Loan Bank
0.764% 7/2/18	363,007	363,007
1.374% 7/6/18	41,645	41,636
		404,643
Repurchase Agreements – 0.05%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to be repurchased on 7/2/18,
repurchase price $84,316 (collateralized by US
government obligations 0.00% 7/5/18; market value
$85,988)	84,302	84,302
Bank of Montreal
1.97%, dated 6/29/18, to be repurchased on 7/2/18,
repurchase price $252,948 (collateralized by US
government obligations 0.00%–3.75%
7/19/18–2/15/48; market value $257,965)	252,907	252,907
BNP Paribas
2.00%, dated 6/29/18, to be repurchased on 7/2/18,
repurchase price $288,245 (collateralized by US
government obligations 0.00%–8.75%
8/31/18–8/15/46; market value $293,961)	288,197	288,197
		625,406
Total Short-Term Investments (cost $1,030,033)		1,030,049
Total Value of Securities – 100.05%
(cost $948,558,288)		1,303,238,461
Liabilities Net of Receivables and Other Assets – (0.05%)		(696,091)
Net Assets Applicable to 48,477,416 Shares Outstanding – 100.00%		$1,302,542,370

2     NQ-016 [6/18] 8/18 (566763)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-016 [6/18] 8/18 (566763)     3

Notes
Delaware Smid Cap Growth Fund	June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,302,208,412	$—	$1,302,208,412
Short-Term Investments	—	1,030,049	1,030,049
Total Value of Securities	$1,302,208,412	$1,030,049	$1,303,238,461

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: